Concentrations of credit risk - Exposures to Ten Largest Borrowers Computed as per RBI Guidelines, Based on Higher of Outstanding Balance or Limit on Loans, Investments (Including Credit Substitutes) and Non-Funded Exposures (Detail)
₨ in Millions, $ in Millions
	12 Months Ended
	Mar. 31, 2026 INR (₨)	Mar. 31, 2026 USD ($)	Mar. 31, 2025 INR (₨)
Concentration Risk [Line Items]
Total Exposure	₨ 35,398,542.7	$ 377,262.5	₨ 31,442,082.5
Borrower 1
Concentration Risk [Line Items]
Total Exposure	386,797.9	4,122.3	265,155.5
Borrower 1 | Funded Exposure
Concentration Risk [Line Items]
Total Exposure	261,303.1		263,155.5
Borrower 1 | Non-Funded Exposure
Concentration Risk [Line Items]
Total Exposure	125,494.8		2,000.0
Borrower 2
Concentration Risk [Line Items]
Total Exposure	379,029.0	4,039.5	234,939.9
Borrower 2 | Funded Exposure
Concentration Risk [Line Items]
Total Exposure	377,029.0		234,939.9
Borrower 2 | Non-Funded Exposure
Concentration Risk [Line Items]
Total Exposure	2,000.0		0.0
Borrower 3
Concentration Risk [Line Items]
Total Exposure	241,072.6	2,569.2	228,114.3
Borrower 3 | Funded Exposure
Concentration Risk [Line Items]
Total Exposure	240,680.4		227,914.3
Borrower 3 | Non-Funded Exposure
Concentration Risk [Line Items]
Total Exposure	392.2		200.0
Borrower 4
Concentration Risk [Line Items]
Total Exposure	237,089.9	2,526.8	225,131.7
Borrower 4 | Funded Exposure
Concentration Risk [Line Items]
Total Exposure	237,089.9		225,131.7
Borrower 4 | Non-Funded Exposure
Concentration Risk [Line Items]
Total Exposure	0.0		0.0
Borrower 5
Concentration Risk [Line Items]
Total Exposure	215,290.3	2,294.5	207,225.5
Borrower 5 | Funded Exposure
Concentration Risk [Line Items]
Total Exposure	215,290.3		205,523.2
Borrower 5 | Non-Funded Exposure
Concentration Risk [Line Items]
Total Exposure	0.0		1,702.3
Borrower 6
Concentration Risk [Line Items]
Total Exposure	213,530.4	2,275.7	182,922.5
Borrower 6 | Funded Exposure
Concentration Risk [Line Items]
Total Exposure	213,330.4		91,969.7
Borrower 6 | Non-Funded Exposure
Concentration Risk [Line Items]
Total Exposure	200.0		90,952.8
Borrower 7
Concentration Risk [Line Items]
Total Exposure	195,446.8	2,083.0	176,032.0
Borrower 7 | Funded Exposure
Concentration Risk [Line Items]
Total Exposure	195,446.8		176,019.5
Borrower 7 | Non-Funded Exposure
Concentration Risk [Line Items]
Total Exposure	0.0		12.5
Borrower 8
Concentration Risk [Line Items]
Total Exposure	182,036.8	1,940.1	173,811.1
Borrower 8 | Funded Exposure
Concentration Risk [Line Items]
Total Exposure	96,019.9		168,639.0
Borrower 8 | Non-Funded Exposure
Concentration Risk [Line Items]
Total Exposure	86,016.9		5,172.1
Borrower 9
Concentration Risk [Line Items]
Total Exposure	175,455.7	1,869.9	164,937.1
Borrower 9 | Funded Exposure
Concentration Risk [Line Items]
Total Exposure	175,444.8		63,492.5
Borrower 9 | Non-Funded Exposure
Concentration Risk [Line Items]
Total Exposure	10.9		101,444.6
Borrower 10
Concentration Risk [Line Items]
Total Exposure	175,000.0	$ 1,865.1	154,882.6
Borrower 10 | Funded Exposure
Concentration Risk [Line Items]
Total Exposure	175,000.0		153,855.0
Borrower 10 | Non-Funded Exposure
Concentration Risk [Line Items]
Total Exposure	₨ 0.0		₨ 1,027.6